Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (15,000)
Other deferred credits and other long-term liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	(339)
State mandated public purpose programs (including low income and conservation programs)
Regulatory Liabilities [Line Items]
Regulatory liabilities	(834)	$ (308)
Environmental compliance programs
Regulatory Liabilities [Line Items]
Regulatory liabilities	(405)	(527)
Pension tracking mechanism
Regulatory Liabilities [Line Items]
Regulatory liabilities	0	(2,476)
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities	(2,264)	(1,127)
Other regulatory liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (3,503)	$ (4,438)